Events after reporting period	12 Months Ended
Dec. 31, 2023
Events After Reporting Period [Abstract]
Events after reporting period	Events after the reporting period
The fourth installment of the 2023 declared dividends, paid on January 15, 2024, was approximately $0.0172 per share, for a total dividend of $15,155,311.
On January 24, 2024, the Entity sold a land reserve located in Queretaro totaling 64,583 square feet for $780,000, the cost associated with the sales was $583,000, generating a gain in sale of investment property of $197,000.